GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
8.	GOODWILL AND INTANGIBLE ASSETS, NET
(a) Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

	Mocha Clubs (1)	Corporate and Other (2)	Total
Balance at January 1, 2018	$81,915	$—	$81,915
Foreign currency translations	(539)	—	(539)

Balance at December 31, 2018	81,376	—	81,376
Acquisition	—	13,731	13,731
Foreign currency translations	444	69	513

Balance at December 31, 2019	81,820	13,800	95,620
Impairment	—	(13,867)	(13,867)
Foreign currency translations	383	67	450

Balance at December 31, 2020	$82,203	$—	$82,203

Notes
(1)	The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006.
(2)
The amount represents
goodwill which
arose from the acquisition of Japan Ski Resort in 2009 as described in Note 25. As of December 31, 2020, the gross amount of goodwill and accumulated impairment losses were $13,864 and $13,864, respectively.

(b) Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2020	2019
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,235	$4,215

Total indefinite-lived intangible assets	4,235	4,215

Finite-lived intangible assets:
Internal-use software	51,882	30,353
Less: accumulated amortization	(9,110)	(2,940)

	42,772	27,413

Proprietary rights	12,013	—
Less: accumulated amortization	(187)	—

	11,826	—

Total finite-lived intangible assets	54,598	27,413

Total intangible assets, net	$58,833	$31,628

Trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts of trademarks represented the exchange differences arising from foreign currency translations at the balance sheet date.
In November 2020, the Company completed an asset acquisition of the proprietary rights relating to an entertainment show in City of Dreams for a cash consideration of $
12,000
. The estimated useful life of the proprietary rights is
10
 years. The carrying amount of the proprietary rights included the exchange differences arising from foreign currency translations at the balance sheet date.
The amortization expenses of finite-lived intangible assets (other than gaming subconcession) recognized for the years ended December 31, 2020, 2019 and 2018 were $6,342, $2,232 and $697, respectively.
As of December 31, 2020, the estimated future amortization expenses of finite-lived intangible assets (other than gaming subconcession) are as follows:

Year ending December 31, 2021	$10,825
2022	9,984
2023	6,904
2024	3,167
2025	3,166
Over 2025	20,552

$54,598